Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

The actual capital amounts and ratios of the Corporation and Bank as of December 31, 2014 and 2013 are presented in the following table:

					Minimum to be
					well capitalized
			Minimum		under prompt
			capital		corrective
	Actual		requirement		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2014
Total Capital (to Risk Weighted
Assets)
Consolidated	$71,742	15.8%	$36,307	≥ 8.0%	N/A	N/A
Bank	$70,319	15.5%	$36,191	≥ 8.0%	$45,239	10.0%
Tier 1 Capital (to Risk weighted
Assets)
Consolidated	$67,863	15.0%	$18,154	≥ 4.0%	N/A	N/A
Bank	$66,440	14.7%	$18,096	≥ 4.0%	27,143	6.0%
Tier 1 Capital (to Average
Assets)
Consolidated	$67,863	11.0%	$24,624	≥ 4.0%	N/A	N/A
Bank	$66,440	10.7%	$24,735	≥ 4.0%	$30,919	5.0%
As of December 31, 2013
Total Capital (to Risk Weighted
Assets )
Consolidated	$69,871	18.3%	$30,607	≥ 8.0%	N/A	N/A
Bank	$67,432	17.7%	$30,534	≥ 8.0%	$38,168	10.0%
Tier 1 Capital (to Risk Weighted
Assets )
Consolidated	$65,816	17.2%	$15,304	≥ 4.0%	N/A	N/A
Bank	$63,378	16.6%	$15,267	≥ 4.0%	$22,901	6.0%
Tier 1 Capital (to Average
Assets)
Consolidated	$65,816	11.9%	$22,118	≥ 4.0%	N/A
Bank	$63,378	11.5%	$22,091	≥ 4.0%	$27,614	5.0%